Income Taxes (Income Tax Expense From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 55.7	$ 63.1	$ 38.4
State and local	4.1	7.6	3.3
Foreign	42.5	40.0	29.8
Current income tax expense, Total	102.3	110.7	71.5
Deferred
Federal	13.1	9.6	(6.1)
State and local	2.3	0.1	2.1
Foreign	2.3	1.4	2.8
Deferred income tax expense, Total	17.7	11.1	(1.2)
Income tax expense, Total	$ 120.0	$ 121.8	$ 70.3